CONCENTRATIONS (Details 1) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net	$ 169	$ 227	$ 365
UNITED STATES
Property and equipment, net	157	213	340
Non-US [Member]
Property and equipment, net	$ 12	$ 14	$ 25